Document and Entity Information	Sep. 18, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 18, 2024
Entity Registrant Name	Hess Midstream LP
Entity Incorporation State Country Code	DE
Entity File Number	001-39163
Entity Tax Identification Number	84-3211812
Entity Address Address Line 1	1501 McKinney Street
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77010
City Area Code	713
Local Phone Number	496-4200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A shares representing limited partner interests
Trading Symbol	HESM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001789832
Amendment Flag	false